ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated September 17, 2015 to the Prospectus dated April 30, 2015, as amended

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Effective September 17, 2015, James Nimberg of Premium Point Investments LP has been removed as a portfolio manager of the Altegris Fixed Income Long Short Fund (the “Fund”), and Amin Majidi of Premium Point Investments LP has been added as a portfolio manager of the Fund. Eric Bundonis and Robert Murphy, each of the Adviser, are, together with the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC; Anilesh “Neil” Ahuja and Amin Majidi of Premium Point Investments LP; and David Steinberg and Peter Reed of MAST Capital Management, LLC, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Sub-Adviser Portfolio Managers” on page 8 of the Prospectus.

Kevin Schweitzer has served as a sub-adviser Portfolio Manager to the Fund since April 2013. Anilesh “Neil” Ahuja has served as a sub-adviser Portfolio Manager since October 2013, and Amin Majidi has served as a sub-adviser Portfolio Manager since September 2015. David Steinberg and Peter Reed have served as a sub-adviser Portfolio Managers since February 2015.

Sub-Adviser	Portfolio Manager(s)	Title
RockView Management, LLC	Kevin Schweitzer	Chief Investment Officer
Premium Point Investments LP	Anilesh “Neil” Ahuja	CEO & Chief Investment Officer
Premium Point Investments LP	Amin Majidi	Portfolio Manager
MAST Capital Management, LLC	David Steinberg	Chief Investment Officer
MAST Capital Management, LLC	Peter Reed	Portfolio Manager

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The section titled “Sub-Advisers and Sub-Adviser Portfolio Managers- Premium Point Investments LP” on page 25 is amended to delete the information regarding James Nimberg and to add the following at the end of the subsection:

Amin Majidi

Portfolio Manager

Mr. Majidi has over 26 years of experience in the research and portfolio management of MBS. At Premium Point since November 2008, Mr. Majidi is the Portfolio Manager of the Mortgage Credit Fund business. In 2007, Mr. Majidi founded and served as CIO of Alpha Beta Capital ABS Opportunities, an RMBS hedge fund. From 2004 to 2007, Mr. Majidi served as the head of Deutsche Bank’s U.S. RMBS research business. Prior to joining Deutsche Bank, Mr. Majidi held senior portfolio manager positions at ABP Investments and Bear Stearns Asset Management. Prior to that, Mr. Majidi was a Senior MBS Research Analyst at Lehman Brothers and Salomon Brothers. Mr. Majidi holds a B.S. in Operations Research from Columbia University, School of Engineering.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2015, as amended and Statement of Additional Information (“SAI”), dated April 30, 2015, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(a series of Northern Lights Fund Trust)

Supplement dated September 17, 2015

to the Statement of Additional Information (“SAI”) dated April 30, 2015, as amended

______________________________________________________________________

Effective September 17, 2015, James Nimberg of Premium Point Investments LP has been removed as a portfolio manager of the Altegris Fixed Income Long Short Fund (the “Fund”), and Amin Majidi of Premium Point Investments LP has been added as a portfolio manager of the Fund. Eric Bundonis and Robert Murphy, each of the Adviser, are, together with the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC; Anilesh “Neil” Ahuja and Amin Majidi of Premium Point Investments LP; and David Steinberg and Peter Reed of MAST Capital Management, LLC, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The first paragraph in the section titled “Portfolio Managers” on page 43 is deleted and replaced with the following:

Robert Murphy and Eric Bundonis, each of the Adviser, are Co-Portfolio Managers of the Fund. The Sub-Adviser portfolio managers currently are Kevin Schweitzer of RockView, Anilesh “Neil” Ahuja and Amin Majidi of PPI, and David Steinberg and Peter Reed of MAST Capital. As of December 31, 2014, they were responsible for the portfolio management of the following types of accounts in addition to the Fund:

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The subsection titled “Portfolio Managers- Sub-Adviser Portfolio Managers-Premium Point” is amended to delete the information regarding James Nimberg and replace it with the following information:

AMIN MAJIDI, As of 7/3/2015
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	3	$1,180	3	$1,180
Other Accounts	2	$206	1	$119

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On page 47, the paragraph under the section titled “Compensation- Premium Point” is deleted and replaced with the following:

As holder of a majority interest in Premium Point, Mr. Ahuja has an equity participation interest in the Sub-Adviser and its profitability. As a holder of a minority interest in Premium Point, Mr. Majidi receives an equity participation interest in the Sub-Adviser and its profitability.

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On page 48, the table under the section titled “Ownership of Securities” is amended to delete the information regarding James Nimberg and to include the following:

Altegris Fixed Income Long Short Fund
Amin Majidi	None

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2015, as amended and Statement of Additional Information (“SAI”), dated April 30, 2015, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.